Market Risk Benefits - Net Asset (Liability) Balances and Changes in Valuation of the MRBs for Individual Variable Annuities (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Net asset (liability) balances and the changes in the valuation of the MRBs
Balance at beginning of period, market risk benefits	$ 41.5	$ (72.2)
Balance at end of period, market risk benefits	143.0	41.5	$ (72.2)
Net amount at risk					$ 591.3
Retirement and Income Solutions | Individual variable annuities
Net asset (liability) balances and the changes in the valuation of the MRBs
Balance at beginning of period, market risk benefits	41.5	(72.2)	(494.7)	$ (591.3)
Effect of changes in nonperformance risk at beginning of period	(7.7)	(31.7)	109.5	(106.7)
Adjusted balance at beginning of period, market risk benefits	49.2	(103.9)	(385.2)	(484.6)
Interest accrual and expected policyholder behavior	(39.3)	(80.9)	(90.1)	(120.7)
Benefit payments	0.5	0.4	1.3	0.4
Changes in interest rates	68.9	39.9	539.1	154.3
Changes in equity markets	66.2	155.1	(112.4)	106.4
Changes in equity index volatility	19.3	47.9	(50.2)	15.1
Actual policyholder behavior different from expected behavior	(3.5)	(4.0)	1.5	2.3
Changes in future expected policyholder behavior			(6.1)	(96.6)
Changes in other future expected assumptions		(5.3)	(1.8)	38.2
Adjusted balance at end of period, market risk benefits	161.3	49.2	(103.9)	(385.2)
Effect of changes in nonperformance risk at end of period	(18.3)	(7.7)	(31.7)	109.5
Balance at end of period, market risk benefits	$ 143.0	$ 41.5	$ (72.2)	$ (494.7)
Weighted-average attained age of policyholders (years)	67 years 7 months 6 days	67 years 8 months 12 days	67 years 4 months 24 days
Net amount at risk	$ 50.0	$ 111.2	$ 415.5		$ 591.3